Restricted Cash	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash
Restricted cash
Restricted cash for the six months ended June 30, 2019 primarily represents debt service reserve accounts that must be maintained as part of the terms and conditions of our 2017 Credit Facility, Citibank/K-Sure Credit Facility, ABN AMRO/K-Sure Credit Facility, and the lease financing arrangements with CMB Financial Leasing Co. Ltd and Bank of Communications Financial Leasing (LR2s). The funds in these accounts will be applied against the principal balance of these facilities upon maturity.